RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
RELATED PARTY TRANSACTIONS
Schedule of recorded expenses to related parties
	Three months ended March 31,		Six months ended March 31,
Description	2022	2021	2022	2021
CEO-Management fees	$58,000	$36,000	$203,000	$72,000
Chief Technology Officer (CTO)	58,000	36,000	203,000	72,000
Chief Administration Officer (CAO)	45,000	30,000	165,000	60,000
Stock-based compensation expense, officers	39,063	39,063	78,126	78,126
Office rent and expenses	12,801	12,501	29,020	20,835
Total	$212,864	$153,564	$678,146	$302,961

	Years ended September 30,
	2021	2020
Management fees, Chief Executive Officer (CEO)	$156,000	$205,750
Chief Technology Officer (CTO) (1)	156,000	558,010
Chief Administration Officer (CAO) (2)	276,252	20,000
Public relations	-	60,000
Office rent and expenses	60,579	28,000
Total	$648,831	$871,860

Schedule of recorded Accounts payable, related parties
	March 31, 2022	September 30, 2021
Management fees, Chief Executive Officer (CEO)	$30,000	$-
Bonus, CEO	100,000	-
Accounts payable, CTO	5,927	12,551
Total	$135,927	$12,551